Goodwill and Intangible Assets (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Amortization expense for intangible assets	$ 80	$ 73	$ 78
Acquisition of intangible assets	$ 147
Weighted-average amortization period (years)	14 years
Virginia Electric and Power Company
Goodwill [Line Items]
Amortization expense for intangible assets	$ 31	29	25
Acquisition of intangible assets	$ 39
Weighted-average amortization period (years)	7 years
Dominion Energy Gas Holdings, LLC
Goodwill [Line Items]
Amortization expense for intangible assets	$ 14	$ 6	$ 18
Acquisition of intangible assets	$ 25
Weighted-average amortization period (years)	14 years